DEFERRED CHARGES	12 Months Ended
Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
DEFERRED CHARGES

20.	DEFERRED CHARGES

(in thousands of $)	2014	2013
Debt arrangement fees	12,464	11,836
Accumulated amortization	(11,768)	(11,141)
	696	695